Commonwealth Australia/New Zealand Fund
Schedule of Investments
July 31, 2021 - (Unaudited)
COMMON STOCKS ( 96.60% ) Shares Fair Value
Australia ( 30.95%)
Biotech ( 2.87% )
CSL Ltd. 2,500 $ 529,974
Building Construction ( 1.31% )
Lendlease Group 27,000 241,105
Coal Mining ( 0.20% )
Coronado Global Resources, Inc.
- CDI
(a)
50,000 36,321
Containers & Packaging ( 1.68% )
Brambles Ltd. 36,265 309,204
Environmental & Facilities Services ( 1.22% )
Cleanaway Waste Management
Ltd. 121,175 225,839
Exploration & Production ( 1.27% )
Senex Energy Ltd. 100,000 234,068
Food & Drug Stores ( 1.96% )
Coles Group Ltd. 28,170 361,517
Gas Utilities ( 2.27% )
APA Group 60,000 419,562
Health Care Facilities ( 1.91% )
Ramsay Health Care Ltd. 7,500 352,974
Health Care Services ( 4.51% )
Sonic Healthcare Ltd. 28,382 833,435
Integrated Electric Utilities ( 0.36% )
Origin Energy Ltd. 22,199 66,946
Internet Media & Services ( 1.14% )
Webjet Ltd. 57,000 209,539
IT Services ( 1.72% )
Appen Ltd. 38,000 316,748
Logistics Services ( 1.30% )
Qube Holdings Ltd. 112,415 240,857
Medical Devices ( 1.95% )
Cochlear Ltd. 2,000 360,040
Packaged Foods & Meats ( 0.08% )
Freedom Foods Group Ltd.
(a)
60,000 14,969
Retail REITs ( 1.14% )
Scentre Group Ltd. 110,000 209,854
Transport Operations & Services ( 1.96% )
Sydney Airport Ltd. 62,990 360,973

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
COMMON STOCKS (96.60%) - continued Shares Fair Value
Wireless Telecommunications ( 2.10% )
Telstra Corp. Ltd. 140,000 $ 388,304
Total Australia 5,712,229
New Zealand ( 65.65%)
Agricultural Producers ( 1.29% )
New Zealand King Salmon
Investments Ltd.
(a)
245,000 238,791
Alcoholic Beverages ( 1.10% )
Delegat Group Ltd. 21,456 203,148
Courier Services ( 5.00% )
Freightways Ltd. 103,540 922,662
Flow Control Equipment ( 2.89% )
Skellerup Holdings Ltd. 150,000 532,581
Food & Drug Stores ( 0.82% )
Green Cross Health Ltd.
(a)
181,796 151,876
Health Care Facilities ( 2.97% )
Ryman Healthcare Ltd. 40,000 367,028
Summerset Group Holdings Ltd. 20,110 180,604
547,632
Health Care Supply Chain ( 0.79% )
AFT Pharmaceuticals Ltd.
(a)
46,000 145,712
Home Products Stores ( 3.94% )
Briscoe Group Ltd. 183,520 728,254
Life Science & Diagnostics ( 3.74% )
Pacific Edge Ltd.
(a)
800,000 690,615
Lodging ( 2.64% )
Millennium & Copthorne Hotels
New Zealand Ltd.
(a)
300,000 486,633
Logistics Services ( 6.19% )
Mainfreight Ltd. 20,000 1,141,743
Measurement Instruments ( 3.64% )
ikeGPS Group Ltd.
(a)
831,366 671,390
Multi Asset Class Owners & Developers ( 1.86% )
Marsden Maritime Holdings Ltd. 81,425 342,955
P&C Insurance ( 0.81% )
Turners Automotive Group Ltd. 50,000 149,680
Packaged Food ( 1.76% )
Sanford Ltd.
(a)
93,406 324,489
Power Generation ( 5.70% )
Infratil Ltd. 207,000 1,053,447

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
COMMON STOCKS (96.60%) - continued Shares Fair Value
Real Estate Services ( 2.33% )
Arvida Group Ltd. 300,000 $ 430,242
Transport Operations & Services ( 16.04% )
Port of Tauranga Ltd. 55,000 273,392
South Port New Zealand Ltd. 482,313 2,689,591
2,962,983
Wireline Telecommunications ( 2.14% )
Spark New Zealand Ltd. 120,000 395,572
Total New Zealand 12,120,405
Total Common Stocks (Cost $9,827,603) 17,832,634
MONEY MARKET FUNDS ( 0.10% )
Federated Hermes Government Obligations Fund, Institutional
Class, 0.01%
(b)
17,990 17,990
Total Money Market Funds (Cost $17,990) 17,990
Total Investments — 96.70%
    (Cost $9,845,593) 17,850,624
Other Assets in Excess of Liabilities (3.30%) 608,655
NET ASSETS — 100.00% $ 18,459,279
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2021.
REIT - Real Estate Investment Trust
CDI - Chess Depositary Interest

Africa Fund
Schedule of Investments
July 31, 2021 - (Unaudited)
COMMON STOCKS ( 87.86% ) Shares Fair Value
Botswana ( 0.23%)
Food & Drug Stores ( 0.23% )
Choppies Enterprises Ltd.
(a)
121,810 $ 7,232
Egypt ( 2.76%)
Banks ( 1.44% )
Commercial International Bank
Egypt SAE
(a)
12,250 44,468
Other Commercial Support Services ( 1.32% )
Integrated Diagnostics Holdings
PLC 34,800 40,716
Total Egypt 85,184
Germany ( 0.52%)
Advertising & Marketing ( 0.52% )
Jumia Technologies AG - ADR
(a)
730 15,958
South Africa ( 81.60%)
Agricultural Producers ( 3.33% )
Astral Foods Ltd. 4,000 41,899
Crookes Brothers Ltd.
(a)
10,000 29,473
Oceana Group Ltd. 7,362 31,409
102,781
Airlines ( 0.00% )
Comair Ltd.
(a)(b)
227,570 —
Automotive Retailers ( 4.38% )
Barloworld Ltd. 4,300 31,714
Bidvest Group Ltd. 4,167 56,849
Motus Holdings Ltd. 8,000 46,469
135,032
Banks ( 16.86% )
Capitec Bank Holdings Ltd. 3,000 333,031
FirstRand Ltd. 14,300 53,046
Nedbank Group Ltd. 4,000 46,212
Standard Bank Group Ltd. - ADR 10,200 87,210
519,499
Basic & Diversified Chemicals ( 1.55% )
Sasol Ltd. - ADR
(a)
3,200 47,808
Building Construction ( 0.98% )
Wilson Bayly Holmes- Ovcon
Ltd.
(a)
4,000 30,162
Cable & Satellite ( 1.21% )
MultiChoice Group Ltd. 4,500 37,329
Coal Mining ( 1.20% )
Exxaro Resources Ltd. 3,000 37,118
Food & Beverage Wholesalers ( 2.26% )
Bid Corp. Ltd.
(a)
3,167 69,501

Africa Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
COMMON STOCKS (87.86%) - continued Shares Fair Value
Food & Drug Stores ( 2.78% )
Shoprite Holdings Ltd. - ADR 7,900 $ 85,557
Home & Office Product Wholesalers ( 1.48% )
Alviva Holdings Ltd. 50,700 45,496
Infrastructure Construction ( 0.99% )
Murray & Roberts Holdings
Ltd.
(a)
45,000 30,555
Institutional Brokerage ( 1.56% )
Coronation Fund Managers Ltd. 14,500 47,950
Internet Media & Services ( 4.38% )
Naspers Ltd., N Shares 700 134,802
Investment Companies ( 1.75% )
PSG Group Ltd. 10,400 53,930
Life & Health Insurance ( 1.49% )
Momentum Metropolitan
Holdings 35,000 45,929
Life Insurance ( 4.28% )
Clientele Ltd. 90,000 59,574
Discovery Ltd. 9,000 72,225
131,799
Logistics Services ( 0.33% )
Imperial Holdings Ltd. - ADR 2,400 10,116
Marine Shipping ( 1.38% )
Grindrod Ltd.
(a)
140,000 42,514
Packaged Food ( 0.86% )
Tiger Brands Ltd. 2,000 26,341
Paper & Pulp Mills ( 1.00% )
Sappi Ltd.
(a)
11,000 30,957
Precious Metals ( 17.41% )
Anglo American Platinum Ltd. 1,000 130,845
AngloGold Ashanti Ltd. - ADR 3,000 60,150
Gold Fields Ltd. - ADR 8,700 85,434
Impala Platinum Holdings Ltd. 12,500 225,202
Sibanye Stillwater Ltd. 8,000 34,824
536,455
Self-Storage Owners & Developers ( 1.79% )
Stor -Age Property REIT Ltd. 60,000 55,111
Specialty & Generic Pharmaceuticals ( 1.20% )
Aspen Pharmacare Holdings
Ltd.
(a)
3,000 36,966
Specialty Apparel Stores ( 1.45% )
Mr. Price Group Ltd. 3,000 44,629

Africa Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
COMMON STOCKS (87.86%) - continued Shares Fair Value
Wealth Management ( 1.01% )
Alexander Forbes Group
Holdings Ltd. 130,000 $ 31,227
Wireless Telecommunications ( 4.69% )
MTN Group Ltd. - ADR
(a)
12,500 90,731
Vodacom Group Ltd. 6,000 53,489
144,220
Total South Africa 2,513,784
United Kingdom ( 2.75%)
Health Care Facilities ( 1.20% )
Mediclinic International Ltd.
(a)
9,562 37,024
Precious Metals ( 1.55% )
Endeavour Mining PLC 2,000 47,690
Total United Kingdom 84,714
Total Common Stocks (Cost $2,604,291) 2,706,872
EXCHANGE-TRADED FUNDS ( 5.48% ) Shares Fair Value
Global X MSCI Nigeria ETF 5,550 64,491
VanEck Vectors Africa Index ETF 4,795 104,195
168,686
Total Exchange-Traded Funds (Cost $255,882) 168,686
MONEY MARKET FUNDS ( 2.60% )
Federated Hermes Government Obligations Fund, Institutional
Class, 0.01%
(c)
80,133 80,133
Total Money Market Funds (Cost $80,133) 80,133
Total Investments — 95.94%
    (Cost $2,940,306) 2,955,691
Other Assets in Excess of Liabilities (4.06%) 124,946
NET ASSETS — 100.00% $ 3,080,637
(a) Non-income producing security.
(b) Security is being fair valued in accordance with the Trust's fair valuation policies and represents 0.00% of the Fund's net assets.
(c) Rate disclosed is the seven day effective yield as of July 31, 2021.
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund

Commonwealth Japan Fund
Schedule of Investments
July 31, 2021 - (Unaudited)
COMMON STOCKS ( 101.32% ) Shares Fair Value
Japan ( 101.32%)
Advertising & Marketing ( 1.09% )
Direct Marketing MiX , Inc.
(a)
2,100 $ 71,683
Alcoholic Beverages ( 1.94% )
Kirin Holdings Co. Ltd. 7,000 127,607
Auto Parts ( 1.24% )
DENSO Corp. 1,200 81,836
Automobiles ( 2.18% )
Toyota Motor Corp. - ADR 800 143,872
Automotive Wholesalers ( 1.42% )
Toyota Tsusho Corp. 2,000 93,700
Building Construction ( 2.49% )
Kajima Corp. 12,850 164,326
Building Maintenance Services ( 1.10% )
Taihei Dengyo Kaisha Ltd. 3,000 72,408
Commercial & Residential Building Equipment & Systems
( 3.13% )
Daikin Industries Ltd. 1,000 206,587
Commercial Finance ( 4.34% )
Kyushu Leasing Service Co. Ltd. 13,000 76,783
ORIX Corp. 12,000 209,129
285,912
Consumer Electronics ( 3.93% )
Nintendo Co. Ltd. 200 102,815
Sony Group Corp. - ADR 1,500 156,450
259,265
Courier Services ( 3.06% )
Yamato Holdings Co. Ltd. 7,000 200,981
Diversified Industrials ( 2.16% )
Hitachi Ltd. 2,500 142,601
Electrical Power Equipment ( 2.49% )
Meidensha Corp. 7,600 163,967
Electronics Components ( 4.75% )
Murata Manufacturing Co. Ltd. 1,000 82,398
Nidec Corp. 700 78,095
Taiyo Yuden Co. Ltd. 3,000 152,854
313,347
Factory Automation Equipment ( 2.02% )
FANUC Corp. 600 133,331
Food & Beverage Wholesalers ( 2.59% )
ITOCHU Corp. - ADR 2,000 118,460
Yamae Hisano Co. Ltd. 5,200 52,089
170,549

Commonwealth Japan Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
COMMON STOCKS (101.32%) - continued Shares Fair Value
Food & Drug Stores ( 2.79% )
Sugi Holdings Company Ltd. 2,500 $ 183,890
Health Care Supplies ( 5.11% )
Hoya Corp. 2,400 336,991
Home Products Stores ( 1.15% )
Nitori Holdings Co. Ltd. 400 75,853
Infrastructure Construction ( 0.54% )
Takada Corp. 6,000 35,493
IT Services ( 3.30% )
INES Corp. 5,000 61,844
Otsuka Corp. 3,000 155,589
217,433
Life Insurance ( 4.99% )
Dai-ichi Life Insurance Co. Ltd. 11,000 201,728
T&D Holdings, Inc. 10,000 127,425
329,153
Logistics Services ( 3.12% )
Kintetsu World Express, Inc. 4,000 97,018
Nippon Express Co. Ltd. 1,500 108,830
205,848
Mass Merchants ( 1.24% )
Aeon Kyushu Co. Ltd. 4,500 81,582
Medical Devices ( 11.75% )
Asahi Intecc Co. Ltd. 18,000 485,307
Terumo Corp. 7,500 289,645
774,952
Medical Equipment ( 0.85% )
CYBERDYNE, Inc.
(a)
14,000 56,147
Multi Asset Class Owners & Developers ( 3.87% )
Mitsui Fudosan Company Ltd. 3,000 69,796
Sumitomo Realty & Development
Co. Ltd. 4,000 129,503
Tokyu Fudosan Holdings Corp. 10,000 56,056
255,355
Other Machinery & Equipment ( 2.04% )
Makita Corp. 2,600 134,133
Personal Care Products ( 4.54% )
Kao Corp. 1,000 59,921
Unicharm Corp. 6,000 239,645
299,566
Specialty Apparel Stores ( 2.04% )
Fast Retailing Co. Ltd. 200 134,753
Specialty Chemicals ( 5.91% )
JSR Corp. 3,000 99,943
Nippon Shokubai Company Ltd. 2,000 95,705

Commonwealth Japan Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
COMMON STOCKS (101.32%) - continued Shares Fair Value
Specialty Chemicals (5.91%) - continued
Shin-Etsu Chemical Co. Ltd. 1,200 $ 194,145
389,793
Transit Services ( 6.73% )
Daiichi Koutsu Sangyo Co. Ltd. 7,200 45,807
East Japan Railway Co. 1,500 99,533
Hankyu Hanshin Holdings, Inc. 4,400 129,339
Keikyu Corp. 6,500 76,783
Tobu Railway Co. Ltd. 3,600 93,058
444,520
Wireless Telecommunications ( 1.42% )
Softbank Group Corp. 1,500 93,477
Total Common Stocks (Cost $4,133,021) 6,680,911
Total Investments — 101.32%
    (Cost $4,133,021) 6,680,911
Liabilities in Excess of Other Assets (-1.32%) (86,978)
NET ASSETS — 100.00% $ 6,593,933
(a) Non-income producing security.
ADR - American Depositary Receipt

Commonwealth Global Fund
Schedule of Investments
July 31, 2021 - (Unaudited)
COMMON STOCKS ( 102.81% ) Shares Fair Value
Austria ( 0.29%)
Integrated Oils ( 0.29% )
OMV AG - ADR 1,000 $ 54,050
Brazil ( 1.17%)
Data & Transaction Processors ( 1.17% )
Pagseguro Digital Ltd., Class A
(a)
4,000 221,760
Chile ( 1.62%)
Alcoholic Beverages ( 1.62% )
Cia Cervecerias Unidas SA - ADR 14,401 306,165
Denmark ( 1.68%)
Banks ( 0.70% )
Danske Bank A/S - ADR 15,000 132,750
Large Pharmaceuticals ( 0.98% )
Novo Nordisk A/S - ADR 2,000 185,200
Total Denmark 317,950
France ( 2.78%)
Basic & Diversified Chemicals ( 2.78% )
Arkema SA - ADR 4,130 525,243
Germany ( 4.32%)
Automobiles ( 1.43% )
Porsche Automobil Holding SE
- ADR 25,000 269,250
Diversified Industrials ( 2.89% )
Siemens AG - ADR 7,000 546,735
Total Germany 815,985
India ( 2.99%)
Banks ( 2.99% )
HDFC Bank Ltd. - ADR 8,000 564,560
Israel ( 4.43%)
Application Software ( 4.43% )
NICE-Systems Ltd. - ADR
(a)
3,000 835,950
Japan ( 6.52%)
Consumer Electronics ( 2.76% )
Sony Group Corp. - ADR 5,000 521,500
Electronics Components ( 3.13% )
Nidec Corp. - ADR 21,000 591,570
Food & Beverage Wholesalers ( 0.63% )
ITOCHU Corp. - ADR 2,000 118,460
Total Japan 1,231,530
Mexico ( 0.88%)

Commonwealth Global Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
COMMON STOCKS (102.81%) - continued Shares Fair Value
Wireless Telecommunications ( 0.88% )
Américan Móvil S.A.B. de C.V.,
Class L - ADR 10,000 $ 166,500
Norway ( 2.43%)
P&C Insurance ( 2.43% )
Gjensidige Forsikring ASA - ADR 20,000 457,960
Panama ( 1.13%)
Airlines ( 1.13% )
Copa Holdings, SA, Class A 3,000 212,730
South Africa ( 1.38%)
Food & Drug Stores ( 1.38% )
Shoprite Holdings Ltd. - ADR 24,000 259,920
Switzerland ( 6.26%)
Large Pharmaceuticals ( 3.07% )
Roche Holding AG - ADR 12,000 579,120
Packaged Food ( 3.19% )
Nestlé SA - ADR 4,750 601,637
Total Switzerland 1,180,757
Taiwan  Province Of China
( 1.23%)
Semiconductor Manufacturing ( 1.23% )
United Microelectronics Corp.
- ADR 22,000 231,660
United Kingdom ( 11.19%)
Alcoholic Beverages ( 2.94% )
Diageo PLC - ADR 2,800 554,988
Large Pharmaceuticals ( 4.22% )
AstraZeneca PLC - ADR 8,000 457,920
GlaxoSmithKline PLC - ADR 8,500 341,190
799,110
Personal Care Products ( 2.74% )
Unilever PLC - ADR 9,000 517,770
Publishing ( 1.29% )
Pearson PLC - ADR 20,000 243,200
Total United Kingdom 2,115,068
United States ( 52.51%)
Auto Parts ( 3.58% )
Miller Industries, Inc. 18,000 675,180
Automotive Retailers ( 3.68% )
Group 1 Automotive, Inc. 4,000 694,960
Communications Equipment ( 6.11% )
Apple, Inc. 7,900 1,152,294

Commonwealth Global Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
COMMON STOCKS (102.81%) - continued Shares Fair Value
Computer Hardware & Storage ( 3.79% )
NetApp, Inc. 9,000 $ 716,310
Containers & Packaging ( 1.59% )
Amcor PLC 26,000 300,560
Courier Services ( 2.22% )
FedEx Corp. 1,500 419,925
Diversified Banks ( 1.69% )
JPMorgan Chase & Co. 2,100 318,738
Film & TV ( 2.80% )
Walt Disney Co. (The) 3,000 528,060
Infrastructure Software ( 2.26% )
Microsoft Corp. 1,500 427,365
Integrated Oils ( 1.89% )
Chevron Corp. 3,500 356,335
Life Science & Diagnostics ( 5.15% )
Thermo Fisher Scientific, Inc. 1,800 972,018
Medical Equipment ( 1.75% )
Dentsply Sirona, Inc. 5,000 330,200
Personal Care Products ( 2.64% )
Procter & Gamble Co. (The) 3,500 497,805
Rail Freight ( 4.10% )
Norfolk Southern Corp. 3,000 773,490
Semiconductor Devices ( 4.90% )
Intel Corp. 3,500 188,020
Skyworks Solutions, Inc. 4,000 738,040
926,060
Video Games ( 1.52% )
Electronic Arts, Inc. 2,000 287,920
Wireless Telecommunications ( 2.84% )
AT&T, Inc. 7,000 196,350
KVH Industries, Inc.
(a)
30,000 339,600
535,950
Total United States 9,913,170
Total Common Stocks (Cost $9,238,645) 19,410,958
MONEY MARKET FUNDS ( 0.28% )
Federated Hermes Government Obligations Fund, Institutional
Class, 0.01%
(b)
53,577 53,577
Total Money Market Funds (Cost $53,577) 53,577

Commonwealth Global Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED ( 0.88% )
Boeing Co. (The) 6 $ 135,888 $ 255.00 1/21/2022 $ 6,720
Caterpillar, Inc. 12 248,100 120.00 1/21/2022 102,660
Synchrony Financial 20 94,040 20.00 1/21/2022 57,220
Total Call Options Purchased (Cost $68,379) 166,600
Total Investments — 103.97%
    (Cost $9,360,601) 19,631,135
Liabilities in Excess of Other Assets (-3.97%) (750,191)
NET ASSETS — 100.00% $ 18,880,944
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2021.
ADR - American Depositary Receipt

Commonwealth Real Estate Securities Fund
Schedule of Investments
July 31, 2021 - (Unaudited)
COMMON STOCKS ( 100.23% ) Shares Fair Value
Agricultural Producers ( 0.36% )
BrasilAgro - Company Brasileira
de Propriedades Agricolas
- ADR 9,432 $ 51,970
Banks ( 3.57% )
FS Bancorp, Inc. 8,632 300,221
Harleysville Financial Corp. 8,675 215,574
515,795
Building Construction ( 1.62% )
Kajima Corp. - ADR 10,000 127,836
Lendlease Group - ADR 11,900 106,453
234,289
Building Materials ( 10.22% )
James Hardie Industries PLC
- ADR 25,000 844,000
Tecnoglass , Inc. 25,634 494,480
United States Lime & Minerals,
Inc. 1,000 139,000
1,477,480
Cement & Aggregates ( 2.82% )
Cemex S.A.B. de C.V. - ADR
(a)
15,000 121,950
Summit Materials, Inc., Class A
(a)
8,535 286,776
408,726
Commercial & Residential Building Equipment & Systems
( 3.87% )
Lennox International, Inc. 1,700 560,031
Data Center REITs ( 7.29% )
CyrusOne , Inc. 5,200 370,604
Digital Realty Trust, Inc. 3,368 519,211
Equinix , Inc. 200 164,082
1,053,897
Health Care REITs ( 2.19% )
Physicians Realty Trust 8,000 151,600
Ventas, Inc. 2,750 164,395
315,995
Home Products Stores ( 3.46% )
Lowe's Cos., Inc. 2,600 500,994
Homebuilding ( 8.02% )
D.R. Horton, Inc. 5,000 477,150
Lennar Corp., Class A 4,000 420,600
NVR, Inc.
(a)
50 261,130
1,158,880
Hotel REITs ( 1.60% )
Ryman Hospitality Properties,
Inc. 3,024 231,941

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
COMMON STOCKS (100.23%) - continued Shares Fair Value
Hotels Resorts & Cruise Lines ( 2.79% )
InterContinental Hotels Group
PLC - ADR
(a)
6,103 $ 403,164
Industrial Machinery ( 1.86% )
Techtronic Industries Company
Ltd. - ADR 3,000 269,700
Industrial REITs ( 7.92% )
EastGroup Properties, Inc. 1,200 211,464
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 7,600 431,680
Prologis, Inc. 2,000 256,080
STAG Industrial, Inc. 6,000 247,920
1,147,144
Infrastructure REITs ( 12.29% )
American Tower Corp., Class A 2,500 707,000
Crown Castle International Corp. 2,000 386,180
SBA Communications Corp.,
Class A 2,000 681,980
1,775,160
Mortgage Finance ( 3.96% )
Ladder Capital Corp. 18,774 214,399
Redwood Trust, Inc. 30,192 358,379
572,778
Mortgage REITs ( 1.04% )
Ares Commercial Real Estate
Corp. 10,000 150,800
Multi Asset Class REITs ( 3.50% )
Washington Real Estate
Investment Trust 6,000 145,740
WP Carey, Inc. 4,470 360,684
506,424
Office REITs ( 3.76% )
Alexandria Real Estate Equities,
Inc. 1,850 372,479
Boston Properties, Inc. 1,450 170,201
542,680
Residential Owners & Developers ( 0.64% )
Cyrela Brazil Realty SA - ADR 22,000 92,400
Retail Owners & Developers ( 0.23% )
IRSA Propiedades Comerciales
SA - ADR 13,486 33,446
Retail REITs ( 4.50% )
Kite Realty Group Trust 9,000 181,440
National Retail Properties, Inc. 4,000 195,480
STORE Capital Corp. 7,600 275,044
651,964

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
COMMON STOCKS (100.23%) - continued Shares Fair Value
Self-Storage REITs ( 4.40% )
Extra Space Storage, Inc. 2,500 $ 435,350
Global Self Storage, Inc. 39,000 200,460
635,810
Specialized REITs ( 6.69% )
Charter Hall Education Trust 88,265 224,087
Gladstone Land Corp. 9,700 226,204
Global Net Lease, Inc. 11,000 203,170
Iron Mountain, Inc. 7,200 315,072
968,533
Transport Operations & Services ( 1.63% )
Grupo Aeroportuario del Sureste
S.A.B. de C.V. - ADR
(a)
1,300 235,586
Total Common Stocks (Cost $7,468,733) 14,495,587
MONEY MARKET FUNDS ( 3.97% )
Federated Hermes Government Obligations Fund, Institutional
Class, 0.01%
(b)
573,748 573,748
Total Money Market Funds (Cost $573,748) 573,748
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED ( 0.09% )
PotlatchDeltic Corp. 30 $ 155,820 $ 50.00 11/19/2021 $ 13,200
Total Call Options Purchased (Cost $39,091) 13,200
Total Investments — 104.29%
    (Cost $8,081,572) 15,082,535
Liabilities in Excess of Other Assets (-4.29%) (620,563)
NET ASSETS — 100.00% $ 14,461,972
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2021.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust